Other Receivables - Summary of Other Receivables (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Current
Other current receivables	₩ 1,636,006	₩ 1,539,742
Non-current
Other non-current receivables	879,176	762,912
Gross amount [member]
Current
Loans	617,696	421,818
Other accounts receivable	960,543	1,131,492
Accrued income	179,971	139,618
Deposits	107,137	93,891
Others	18,925	13,606
Non-current
Loans	874,158	733,974
Other accounts receivable	92,939	81,938
Accrued income	1,663	1,746
Deposits	122,485	104,217
Allowance for credit losses [member]
Current
Other current receivables	(248,266)	(260,683)
Non-current
Other non-current receivables	₩ (212,069)	₩ (158,963)